Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,354,715
Proposed Maximum Offering Price per Unit	32.89
Maximum Aggregate Offering Price	$ 110,336,576.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,237.48
Offering Note	Amount registered represents the additional shares of common stock, par value $0.001 per share (the “Common Stock”) of Oruka Therapeutics, Inc. (the “Registrant”) available under the Oruka Therapeutics, Inc. 2024 Stock Incentive Plan (the “SIP”) resulting from the annual increase in the number of authorized shares available for issuance on January 1, 2026.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Common Stock of the Registrant that become issuable under the SIP to prevent dilution in the event of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Market, on March 6th, 2026.

The Registrant does not have any fee offsets.

Rounded to the nearest cent.